Summary of Significant Accounting Policies (Schedule of Components of Accumulated Comprehensive Loss) (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Interest Rate Swaps
Balance at beginning of period	$ (1,232,546)	$ (1,809,531)	$ (2,054,874)
Other comprehensive income (loss)	1,232,546	576,985	245,343
Balance at end of period	0	(1,232,546)	(1,809,531)
Defined Benefit Plans
Balance at beginning of period	(918,688)	(2,140,554)	(1,978,464)
Other comprehensive income (loss)	(220,638)	1,221,866	(162,090)
Balance at end of period	(1,139,326)	(918,688)	(2,140,554)
Accumulated Other Comprehensive Income (Loss)
Balance at beginning of period	(2,151,234)	(3,950,085)	(4,033,338)
Other comprehensive income (loss)	1,011,908	1,798,851	83,253
Balance at end of period	$ (1,139,326)	$ (2,151,234)	$ (3,950,085)